Changes in liabilities from financing activities	12 Months Ended
Dec. 31, 2017
Changes in liabilities from financing activities [Abstract]
Changes in liabilities from financing activities
34.	Changes in liabilities from financing activities

	January 1, 2017	Cash flow	Payment of interest from of loans and financing and debentures	Interest + Exchange and monetary variation	Proceeds loans and financing obtained	Others (*)	December 31, 2017
Loans and financing current	16,732	(21,093)	(11,295)	13,051	378,154	(361,410)	14,139
Loans and financing non-current	9,965	-	-	-	-	361,410	371,375
Debentures current	1,665,629	(77,816)	(288,151)	125,831	(356,514)	(1,068,979)	-
Debentures non-current	-	-	-	-	-	1,068,979	1,068,979
Accounts payable from acquisition of investments current	4,856	(9,001)	-	(711)	-	4,856	-
Accounts payable from acquisition of investments non-current	4,856	-	-	-	-	(4,856)	-
Total liabilities from financing activities	1,702,038	(107,910)	(299,446)	138,171	21,640	-	1,454,493

	January 1, 2016	Cash flow	Payment of interest from of loans and financing and debentures	Interest + Exchange and monetary variation	Proceeds loans and financing obtained	Others (*)	December 31, 2016
Loans and financing current	64,133	(60,514)	(9,506)	5,867	6,540	10,212	16,732
Loans and financing non-current	20,177	-	-	-	-	(10,212)	9,965
Debentures current	1,417,081	-	-	248,548	-	-	1,665,629
Debentures non-current	-	-	-	-	-	-	-
Accounts payable from acquisition of investments current	47,041	(64,039)	-	-	-	21,854	4,856
Accounts payable from acquisition of investments non-current	26,710	-	-	-	-	(21,854)	4,856
Total liabilities from financing activities	1,575,142	(124,553)	(9,506)	254,415	6,540	-	1,702,038

	January 1, 2015	Cash flow	Payment of interest from of loans and financing and debentures	Interest + Exchange and monetary variation	Proceeds loans and financing obtained	Others (*)	December 31, 2015
Loans and financing current	163,271	(189,012)	(28,049)	28,275	42,180	47,468	64,133
Loans and financing non-current	67,645	-	-	-	-	(47,468)	20,177
Debentures current	466,968	(35,508)	-	206,192	-	779,429	1,417,081
Debentures non-current	779,429	-	-	-	-	(779,429)	-
Accounts payable from acquisition of investments current	46,466	(10,461)	-	-	-	11,036	47,041
Accounts payable from acquisition of investments non-current	37,746	-	-	-	-	(11,036)	26,710
Total liabilities from financing activities	1,561,525	(234,981)	(28,049)	234,467	42,180	-	1,575,142

(*)	Debt restructuring - refer to Note 14 for further details.